Earnings (Loss) Per Share - Narrative (Details) - shares	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	10,400,000	4,300,000